Note 13 - Loss Per Common Share - Net Loss and Common Shares Used in Per Share Computations (Details) - shares shares in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 24, 2017	Mar. 31, 2018	Mar. 25, 2017
Anti-dilutive securities excluded from computation of earning per share (in shares)			7,597	6,695
Equity Option [Member]
Anti-dilutive securities excluded from computation of earning per share (in shares)	1,498	1,104	1,479	1,105
Restricted Stock [Member]
Anti-dilutive securities excluded from computation of earning per share (in shares)	262	350	300
Convertible Debt Securities [Member]
Anti-dilutive securities excluded from computation of earning per share (in shares)	7,113	1,853	1,858	1,853
Warrant [Member]
Anti-dilutive securities excluded from computation of earning per share (in shares)	3,960	3,737	3,960	3,737